Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Royalty, stream and working interests
Balance at beginning of period	$ 5,149.3	$ 4,632.1
Additions	138.4	753.0
Impairment (charges) and reversals	0.0	68.0
Depletion	(284.0)	(297.4)
Impact of foreign exchange	(76.2)	(6.4)
Balance at end of period	4,927.5	5,149.3
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	903.0	406.9
Additions	44.1	540.0
Transfers		6.3
Depletion	(40.2)	(42.7)
Impact of foreign exchange	(41.1)	(7.5)
Balance at end of period	865.8	903.0
Streams
Royalty, stream and working interests
Balance at beginning of period	2,623.0	2,653.6
Additions	1.6	165.6
Depletion	(177.2)	(196.2)
Balance at end of period	2,447.4	2,623.0
Energy
Royalty, stream and working interests
Balance at beginning of period	1,258.3	1,214.6
Additions	12.1	24.7
Impairment (charges) and reversals		75.5
Depletion	(66.4)	(57.9)
Impact of foreign exchange	(22.5)	1.4
Balance at end of period	1,181.5	1,258.3
Advanced
Royalty, stream and working interests
Balance at beginning of period	308.8	294.0
Additions	72.7	22.7
Impairment (charges) and reversals		(7.5)
Depletion	(0.2)	(0.6)
Impact of foreign exchange	(10.3)	0.2
Balance at end of period	371.0	308.8
Exploration
Royalty, stream and working interests
Balance at beginning of period	56.2	63.0
Additions	7.9
Transfers		(6.3)
Impact of foreign exchange	(2.3)	(0.5)
Balance at end of period	$ 61.8	$ 56.2